UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23306

Collaborative Investment Series Trust

 (Exact name of registrant as specified in charter)

500 Damonte Ranch, Parkway

Building 700, Unit 700

Reno, NV 89521

 (Address of principal executive offices)    (Zip code)

Northwest Registered Agent Service, Inc.

8 The Green, Suite B

Dover, Delaware 19901

(Name and address of agent for service)

With copy to:

JoAnn M. Strasser, Thompson Hine LLP

41 S. High Street, Suite 1700

Columbus, Ohio 43215

Registrant's telephone number, including area code: (646) 360-0204

Date of fiscal year end: September 30

Date of reporting period: July 1, 2022 through June 30, 2023

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

PORTFOLIO SYMBOL	ISSUER'S NAME	EXCHANGE TICKER SYMBOL	CUSIP	SHAREHOLDER MEETING TYPE	SHAREHOLDER MEETING DATE	MATTER IDENTIFICATION	PROPOSAL TYPE	VOTED (Y/N)	VOTES CAST (SHARES)	VOTE FOR (F) OR AGAINST (A) MANAGEMENT	PROXY SUBMISSION DEADLINE	VOTE COMPLETION DATE
SPCX	VALUENCE MERGER CORP. I	VMCAU	KYG9R16L1008	SPECIAL	5/25/2023	PROPOSALS	SPECIAL	Y	14,885	F	5/24/2023	5/15/2023
SPCX	BANYAN ACQUISITION CORPORATION	BYN	06690B107	SPECIAL	4/18/2023	PROPOSALS	SPECIAL	Y	22,349	F	4/17/2023	5/15/2023
SPCX	CHURCHILL CAPITAL CORP VII	CVII	17144M102	SPECIAL	5/11/2023	PROPOSALS	SPECIAL	Y	41,762	F	5/10/2023	5/15/2023
SPCX	PONO CAPITAL TWO, INC.	PTWO	732450101	SPECIAL	5/5/2023	PROPOSALS	SPECIAL	Y	14,369	F	5/4/2023	5/15/2023
SPCX	ATHENA TECHNOLOGY ACQUISITION CORP. II	ATEK	04687C105	SPECIAL	6/12/2023	PROPOSALS	SPECIAL	Y	19,219	F	6/11/2023	6/1/2023
SPCX	TARGET GLOBAL ACQUISITION I CORP.	TGAA	KYG8675N1097	SPECIAL	6/2/2023	PROPOSALS	SPECIAL	Y	13,333	F	6/2/2023	6/1/2023
SPCX	METALS ACQUISITION CORP	MTAL	KYG604051006	SPECIAL	6/5/2023	PROPOSALS	SPECIAL	Y	95,612	F	6/4/2023	6/1/2023
SPCX	SPREE ACQUISITION CORP. 1 LIMITED	SHAP	KYG837451023	SPECIAL	6/12/2023	PROPOSALS	SPECIAL	Y	57,800	F	6/11/2023	6/1/2023
SPCX	THUNDER BRIDGE CAPITAL PARTNERS IV, INC.	THCP	88605L107	SPECIAL	6/21/2023	PROPOSALS	SPECIAL	Y	27,640	F	6/20/2023	6/5/2023
SPCX	ACROPOLIS INFR ACQUISITION CORP.	ACRO	5029103	SPECIAL	6/23/2023	PROPOSALS	SPECIAL	Y	74,315	F	6/22/2023	6/13/2023
SPCX	COLISEUM ACQUISITION CORP.	MITA	KYG2263T1233	SPECIAL	6/20/2023	PROPOSALS	SPECIAL	N	52,694	F	6/19/2023	N/A
SPCX	AURA FAT PROJECTS ACQUISITION CORP	AFAR	KYG063621000	SPECIAL	7/17/2023	PROPOSALS	SPECIAL	Y	44,897	F	7/16/2023	6/30/2023

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Collaborative Investment Series Trust

By /s/ Gregory Skidmore

* Gregory Skidmore

Trustee and President/Chief Executive Officer of the Trust

Date: August 2, 2023

By /s/ William McCormick

* William McCormick

Treasurer /Chief Financial/Principal Accounting Officer of the Trust

Date: August 2, 2023

*Print the name and title of each signing officer under his or her signature.